RELATED PARTY TRANSACTIONS - Narrative (Details) - BioConnection Investments B.V. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS [Line Items]
Related party transactions	$ 4.7	$ 3.0	$ 3.5
Service fee receivable	1.7
Service fee payable	$ 0.5	$ 0.5	$ 0.1